Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit or loss[1]	–	1	–	–	1
Cross-currency swaps designated in a net investment hedge	55	–	–	(4)	51
Cross-currency swaps designated in a cash flow hedge	–	–	–	(160)	(160)
Forward FX designated in a cash flow hedge[2]	–	1	(13)	–	(12)
Other derivatives	19	85	(80)	–	24
31 December 2022	74	87	(93)	(164)	(96)

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	100	–	–	(1)	99
Cross-currency swaps designated in a cash flow hedge	116	–	(30)	(37)	49
Forward FX designated in a cash flow hedge[2]	–	19	(4)	–	15
Other derivatives	12	97	(122)	–	(13)
31 December 2023	228	116	(156)	(38)	150

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	148	–	–	–	148
Cross-currency swaps designated in a cash flow hedge	34	–	–	(71)	(37)
Cross-currency swaps designated in a fair value hedge	–	–	–	(44)	(44)
Forward FX designated in a cash flow hedge[2]	–	5	(1)	–	4
Other derivatives	–	49	(49)	–	–
31 December 2024	182	54	(50)	(115)	71

1	Interest rate swaps related to instruments designated at fair value through profit or loss matured in 2023.
2	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

Schedule of interest rates on derivative financial instruments

			2024			2023			2022
Derivatives	0.6%	to	4.1%	0.1%	to	5.3%	0.1%	to	4.7%